Note 14 - Share Capital (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
(thousands of Canadian dollars)
	2025		2024
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	26,002,577	$215,610	25,964,424	$214,824
Issued during the year	6,509,434	114,772	-	-
Options exercised during the year	6,775	108	38,153	786
Purchased and cancelled during the year	(573,251)	(6,137)
Share issue cost adjustment	-	1,557	-	-

Outstanding, end of year	31,945,535	$325,910	26,002,577	$215,610

Series 1 preferred shares:
Balance, beginning of the year	-	$-	1,461,460	$13,647
Redemption of preferred shares	-	-	(1,461,460)	(13,647)

Outstanding, end of year	-	$-	-	$-

Total share capital		$325,910		$215,610